Summary of Significant Accounting Policies (Details) - Schedule of noncontrolling interest - USD ($)	Dec. 31, 2023	Dec. 31, 2022
We Healthy [Member]
Summary of Significant Accounting Policies (Details) - Schedule of noncontrolling interest [Line Items]
Noncontrolling interest	$ 114,212	$ 1,976